October 31, 2002

                           LIGHTHOUSE OPPORTUNITY FUND
                                   a series of
                        PROFESSIONALLY MANAGED PORTFOLIOS
                                  Supplement to
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                       Prospectus Dated December 31, 2001


Effective November 18, 2002, U.S. Bancorp Fund Services, LLC will take over the transfer agency role for your account(s) in the Fund but your Fund operations will not be affected in any way. After November 18, 2002, all correspondence, purchases by check and written redemption requests should be mailed to U.S. Bancorp Fund Services, LLC at the address noted below, and payment by wire transfer should be made according to the instructions below.


Correspondence, purchases by check and written redemption requests:

Regular Mail:
The Lighthouse Opportunity Fund
c/o U.S Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Overnight Delivery:
The Lighthouse Opportunity Fund
c/o U.S Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202

Wire Instructions:
U.S. Bank, National Association
ABA Routing Number 042000013
For Credit To: U.S. Bancorp Fund Services, LLC
DDA #112-952-137
For further credit to: The Lighthouse Opportunity Fund
Shareholder Name (Account Title)
Shareholder Account Number (if known)

Please note that if you are making your first investment in the Fund, before you wire funds, the Transfer Agent must have a completed Account Application. You can mail or overnight deliver your Account Application to the Transfer Agent at the above address. Upon receipt of your completed Account Application, the Transfer Agent will establish an account for you. Once your account is established, you may instruct your bank to send the wire. Your bank must include both the name of the Fund you are purchasing and your name so that monies can be correctly applied.

The Transfer Agent's toll-free telephone number will continue to be (866) 811-0218 and should be used to direct any questions you have.







               Please retain this Supplement with the Prospectus.
           The date of this Prospectus Supplement is October 31, 2002